ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition [Abstract]
Schedule of purchase price allocation of acquisition
The total purchase price was allocated to the assets acquired and the liabilities assumed based on the fair value of the total consideration transferred at the closing date of the acquisition.

Assets acquired and liabilities assumed	Notes
Exploration and evaluation assets	15	$36.6
Current liabilities		(3.9)
Other non-current liabilities		(0.4)
		$32.3
Consideration transferred
Share consideration		$27.4
Less: Cash and cash equivalents acquired		(0.1)
Transaction costs		0.2
		27.5
Initial investment[1]	13	4.8
		$32.3
1 Prior to completion of the above mentioned transaction, IAMGOLD owned approximately 45.8 million common shares of Merrex, which represented approximately 23% of Merrex's issued and outstanding common shares, and was accounted for as an investment in an associate, using the equity method (note 13). The carrying amount of the investment of $4.8 million on the date of the acquisition has been included in the total cost of the Merrex Exploration and evaluation assets (note 15).